ACCRUED LIABILITIES (10K) (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued liabilities [Abstract]
Accrued taxes - payroll	$ 106,299	$ 106,299	$ 106,299
Accrued compensation/benefits	208,678	96,795	148,683
Accrued insurance payable	6,616	69,815	60,113
Product rebates/returns	8	13	32
Other	0	279	836
Total accrued liabilities	$ 327,001	$ 273,201	$ 315,963